Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Provisions and other liabilities [abstract]
Disclosure of other provisions [table text block]
(in USD million)	Asset retirement obligations	Claims and litigations	Other provisions and liabilities	Total

Provisions and other liabilities at 31 December 2019	14,719	965	3,479	19,163

Non-current portion at 31 December 2019	14,616	54	3,282	17,951
Current portion at 31 December 2019 reported as trade, other payables and provisions	104	910	197	1,211

New or increased provisions and other liabilities	353	81	439	873
Change in estimates	202	22	(10)	214
Amounts charged against provisions and other liabilities	(234)	(15)	(145)	(394)
Effects of change in the discount rate	1,537		32	1,569
Reduction due to divestments	(0)			(0)
Accretion expenses	412		160	572
Reclassification and transfer	(282)	(0)	28	(254)
Foreign currency translation effects	584	0	53	637

Provisions and other liabilities at 31 December 2020	17,292	1,053	4,035	22,380

Non-current portion at 31 December 2020	17,200	96	2,436	19,731
Current portion at 31 December 2020 reported as trade, other payables and provisions	92	958	1,600	2,649

Other provisions maturity [table text block]
Expected timing of cash outflows
(in USD million)	Asset retirement obligations	Other provisions and liabilities, including claims and litigations	Total

2021 - 2025	883	4,197	5,080
2026 - 2030	1,634	266	1,900
2031 - 2035	5,716	178	5,895
2036 - 2040	2,557	41	2,598
Thereafter	6,502	406	6,908

At 31 December 2020	17,292	5,089	22,380